NORTHERN LIGHTS FUND TRUST

April 12, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Ascendant Balanced Fund

Ascendant Natural Resources Fund

Ascendant MultiCap Equity Fund

Post Effective Amendment No. 365 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Ascendant Balanced Fund, Ascendant Natural Resources Fund and The Ascendant MultiCap Equity Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 365 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 20, 2012 (SEC Accession No 0000910472-12-000854).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.